Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended			0 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended					0 Months Ended
	Apr. 21, 2014	Sep. 30, 2014	Apr. 21, 2014 Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Jan. 02, 2014 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member] Cherry Creek [Member]	Dec. 31, 2013 Predecessor [Member] Cherry Creek [Member]	Dec. 31, 2012 Predecessor [Member] Cherry Creek [Member]	Nov. 07, 2014 Subsequent Event [Member] Orlando, Florida [Member]	Jan. 02, 2014 Subsequent Event [Member] Predecessor [Member]	Jan. 02, 2014 Subsequent Event [Member] Predecessor [Member] Cherry Creek [Member]	Jan. 02, 2014 Subsequent Event [Member] Predecessor [Member] Cherry Creek [Member]
Subsequent Event [Line Items]
Business acquisition, ownership percentage		71.60%	100.00%					100.00%	100.00%	57.70%						57.70%
Business acquisition, purchase consideration	$ 19,400,000			$ 12,000,000			$ 12,000,000		$ 12,020,893					$ 12,020,000	$ 12,020,000
Business acquisition, liabilities assumed							50,000,000								50,000,000
Repayment of debt							36,000,000		36,000,000						36,000,000
Business acquisition, deferred financing costs		2,919,700			1,167,666	591,765				1,200,000	45,533	136,597				1,200,000
Business acquisition, transaction costs										800,000						800,000
Business acquisition, liabilities assumed interest rate																5.00%
Gain on existing 42.3% equity interest									4,474,644						4,470,000
Percentage of equity interest								42.30%	42.30%							42.30%
Expenses related to acquisition								806,344	806,344						800,000
Acquired property under agreement of purchase and sale		$ 189,813,558			$ 100,126,486	$ 42,171,832					$ 37,314,917	$ 38,888,332	$ 26,500,000